Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Accrued Expenses and Other Liabilities
Schedule of Accrued Expenses and Other Liabilities

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Payroll payable	61,153	389,615	56,667
Accrued expenses	192,034	1,371,483	199,474
VAT and other tax payable	104,197	436,495	63,486
Others	3,009	28,074	4,085
	360,393	2,225,667	323,712